Consolidated shareholders’ equity - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2019 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	3,822,020
Exercisable, Number of options (in shares) | shares	2,650,375
Exercise Price Range One | Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,155,933
Weighted average residual life (years)	19 days
Exercisable, Number of options (in shares) | shares	1,155,933
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 54.09
Exercise Price Range Two | Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	220,000
Weighted average residual life (years)	8 years 4 months 6 days
Exercisable, Number of options (in shares) | shares	0
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 65.84
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 0
Exercise Price Range Three | Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	1,682,728
Weighted average residual life (years)	5 years 21 days
Exercisable, Number of options (in shares) | shares	1,105,978
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 74.08
Weighted average exercise price per share, Options exercisable (in EUR per share)	€ 72.97
Exercise Price Range Four | Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Number of options (in shares) | shares	763,359
Weighted average residual life (years)	6 years 4 months 28 days
Exercisable, Number of options (in shares) | shares	388,464
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 89.18
Weighted average exercise price per share, Options exercisable (in EUR per share)	89.38
Top of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | Exercise Price Range Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	90.00
Bottom of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	50.00
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | Exercise Price Range Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 80.00